FINANCIAL INSTRUMENTS	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Fair Value Disclosures [Abstract]
Financial Instruments Disclosure [Text Block]
NOTE 8—FINANCIAL INSTRUMENTS

        U.S. GAAP defines fair value and provides a consistent framework for measuring fair value under U.S. GAAP. ASC 820 "Fair Value Measurement" expands fair value financial statement disclosure requirements. ASC 820 does not require any new fair value measurements and only applies to accounting pronouncements that already require or permit fair value measures, except for standards that relate to share-based payments.

        Valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect the Company's market assumptions. The three levels are defined as follows:

•	Level 1 Inputs—Quoted prices for identical instruments in active markets.

•
Level 2 Inputs—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 Inputs—Instruments with primarily unobservable value drivers.

         The following table summarizes the valuation of the Company's assets and liabilities at fair value within the fair value hierarchy levels as of December 31, 2012:

	Quoted prices in	Significant
	active markets	other observable	Unobservable
	for identical assets	inputs	inputs	Balance as of
	Level 1	Level 2	Level 3	December 31, 2012
Assets:
Residential mortgage-backed securities(a)	$—	$81,027,998	$—	$81,027,998
Linked Transactions(b)	—	8,612,753	—	8,612,753
Swaptions	—	12,062	—	12,062
Total	$—	$89,652,813	$—	$89,652,813
Liabilities:
Interest rate swaps	$—	$(283,754)	$—	$(283,754)
Total	$—	$(283,754)	$—	$(283,754)

____________________________________________________

(a)	For more detail about the fair value of the Company's RMBS and type of securities, see Note 3 and Note 4.

(b)	For more detail about the fair value of the Company's Linked Transactions, see Note 3 and Note 7.

        During the period May 16, 2012 (commencement of operations) to December 31, 2012, the Company did not have any transfers between any of the levels of the fair value hierarchy. Transfers between levels are deemed to take place on the last day of the reporting period in which the transfer takes place.

        As of December 31, 2012, the Company did not have any Level 3 assets.

NOTE 8 – FINANCIAL INSTRUMENTS

U.S. GAAP defines fair value and provides a consistent framework for measuring fair value under U.S. GAAP. ASC 820 “Fair Value Measurement” expands fair value financial statement disclosure requirements. ASC 820 does not require any new fair value measurements and only applies to accounting pronouncements that already require or permit fair value measures, except for standards that relate to share-based payments.

Valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect the Company’s market assumptions. The three levels are defined as follows:

•	Level 1 Inputs – Quoted prices for identical instruments in active markets.

•
Level 2 Inputs – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 Inputs – Instruments with primarily unobservable value drivers.

The following tables summarize the valuation of the Company’s assets and liabilities at fair value within the fair value hierarchy levels as of September 30, 2013 and December 31, 2012:

	Quoted prices in	Significant
	active markets	other observable	Unobservable
	for identical assets	inputs	inputs	Balance as of
	Level 1	Level 2	Level 3	September 30, 2013
Assets:
Residential mortgage-backed securities (a)	$-	$417,552,903	$-	$417,552,903
Linked transactions (b)	-	23,205,354	-	23,205,354
Swaptions	-	1,541,494	-	1,541,494
Futures	120,313	-	-	120,313
Total	$120,313	$442,299,751	$-	$442,420,064

Liabilities:
Interest rate swaps	$-	$(4,630,242)	$-	$(4,630,242)
Total	$-	$(4,630,242)	$-	$(4,630,242)

	Quoted prices in	Significant
	active markets	other observable	Unobservable
	for identical assets	inputs	inputs	Balance as of
	Level 1	Level 2	Level 3	December 31, 2012
Assets:
Residential mortgage-backed securities (a)	$-	$81,027,998	$-	$81,027,998
Linked transactions (b)	-	8,612,753	-	8,612,753
Swaptions	-	12,062	-	12,062
Total	$-	$89,652,813	$-	$89,652,813

Liabilities:
Interest rate swaps	$-	$(283,754)	$-	$(283,754)
Total	$-	$(283,754)	$-	$(283,754)

(a)    For more detail about the fair value of the Company’s RMBS and type of securities, see Note 3 and Note 4.
(b)    For more detail about the fair value of the Company’s Linked Transactions, see Note 3 and Note 7.

During the nine months ended September 30, 2013 and the period May 16, 2012 (commencement of operations) to December 31, 2012, the Company did not have any transfers between any of the levels of the fair value hierarchy. Transfers between levels are deemed to take place on the last day of the reporting period in which the transfer takes place.

As of September 30, 2013 and December 31, 2012, the Company did not have any Level 3 securities.